PRINCIPAL ACTIVITIES AND ORGANIZATION	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
PRINCIPAL ACTIVITIES AND ORGANIZATION

1. PRINCIPAL ACTIVITIES AND ORGANIZATION

The accompanying consolidated financial statements include the financial statements of Uxin Limited (the “Company” or “Uxin”) and its subsidiaries. The Company and its subsidiaries are collectively referred to as the “Group”.

The Company was incorporated under the laws of the Cayman Islands as an exempted limited liability company on December 8, 2011. The Company serves as an investment holding company and currently has no operations of its own.

The Group’s principal operations and geographic market is in the People’s Republic of China (“PRC”). The Group operates vehicle sales business through an “inventory-owning” model where the Group sells its own inventory of used vehicles.

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

Subsidiaries	Place of incorporation	Date of incorporation or acquisition	Percentage of direct or indirect equity ownership	Principal activities

Youxin (Hefei) Automobile Intelligent Remanufacturing Co., Ltd. (“Uxin Hefei”)	Hefei	September 8, 2021	79.58%	Vehicle sales
Youtang (Shaanxi) Information Technology Co., Ltd.	Xi’an	May 12, 2022	100.00%	Vehicle sales
Wuhan Youxin Intelligent Remanufacturing Co., Ltd. (“Uxin Wuhan”)	Wuhan	October 16, 2024	66.70%	Vehicle sales
Youxin (Zhengzhou) Intelligent Remanufacturing Co., Ltd. (“Uxin Zhengzhou”)	Zhengzhou	July 16, 2024	70.59%	Vehicle sales
Youlu (Shandong) Used Car Trading Co., Ltd.	Jinan	September 23, 2024	100.00%	Vehicle sales

In March 2025, the Company disposed Youfang (Beijing) Information Technology Co., Ltd. to a third party at nil consideration, net gains from disposal of the subsidiary amounting to RMB5,863 were recorded in other income.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

1. PRINCIPAL ACTIVITIES AND ORGANIZATION (CONTINUED)

Liquidity

The Company has incurred net losses since inception. For the year ended December 31, 2025, the Company incurred net loss of RMB262.5 million and had net operating cash outflow of RMB504.4 million. As of December 31, 2025, the Company had accumulated deficit in the amount of RMB19.9 billion, its current liabilities exceeded current assets by approximately RMB233.0 million, the Company’s cash balance was RMB83.0 million. These adverse conditions and events, before considering management’s plan, raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s ability to continue as a going concern is dependent on the effective implementation of management’s plan to mitigate these conditions and events. A summary of management’s plan includes:

●	As of December 31, 2025, the Company had outstanding borrowings of RMB313.1 million under the inventory-pledged financing facility agreements with certain banks and financial institutions in the PRC, with unused facilities amounting to RMB323.9 million. These facility agreements will mature within one year since the date of the issuance of the consolidated financial statements and management will make efforts to continue the cooperations with the banks and financial institutions with the plan to obtain renewals when the facility agreements become mature.

●	Management plans to obtain additional funds through equity financing transactions, including:

In December 2025, the Company entered into share subscription agreements with certain existing shareholders and their affiliated entities, including Abundant Grace Investment Limited (“Abundant Grace”), Prestige Shine Group Limited (“Prestige Shine”) and Abundant Glory Investment L.P. (“Abundant Glory”) for issuance of shares with a total consideration of US$60.0 million (Note 16). As of the date of the issuance of the consolidated financial statements, the Company has received US$17.0 million. Based on the arrangement with these investors, management expects to receive the remaining consideration of US$43.0 million no later than June 30, 2026.

Pursuant to an equity investment agreement entered into in September 2023 with Hefei Construction Investment North City Industrial Investment Co., Ltd. (“HCI”), which is also the lessor of the Company’s used car retail superstore (the “Superstore”), HCI is obligated to reinvest in Uxin Hefei after receiving the annual lease payments over a 10-year lease period. The first three year rental payables were agreed with HCI to be converted into the investment of its equity interests in Uxin Hefei (Note 15). The fourth-year rental will become due in September 2026 and management plans to further agree with HCI to convert the fourth-year rental payable into HCI’s investment.

Management plans to receive the capital contributions of RMB37.5 million and RMB7.3 million from two non-controlling shareholders of its two subsidiaries which operate the superstores in Zhengzhou and Wuhan by the end of December 2026 according to the equity investment agreements with these non-controlling shareholders.

●	With the funds from the above equity and debt financings, the Company will increase the scale of vehicle purchase and inventory level in order to drive up the Company’s vehicle sales volume and revenue, while maintaining vehicle inventory turnover by managing vehicle sale prices. In addition, the Company plans to improve the Company’s gross profit margin by promoting other value-added services offered to customers. The management’s plan also contemplates that, in view of the uncertainties in connection with the above equity and debt financings, management will make necessary adjustments to the operation scale of the Company by managing vehicle purchase volume based on the liquidity position of the Company, and optimize the Company’s cost structure to reduce expenses such as labour costs, advertising expenses and administrative expenses.

Management has concluded that it is probable to effectively implement the above plans and has prepared a cash flows forecast covering a period of not less than twelve months from the date of issuance of the consolidated financial statements. Based on its evaluation, management concluded that these plans have alleviated the substantial doubt about the Company’s ability to continue as a going concern, and the Company’s cash and cash equivalents, funds from the planned equity and debt financings and cash flows from operations are sufficient for the Company to meet its anticipated working capital requirements and other capital commitments, and the Company will be able to meet its payment obligations for liabilities that will fall due, within the next twelve months from the date these consolidated financial statements are issued. Accordingly, the Company’s consolidated financial statements have been prepared on a going concern basis.

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)